UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06105

                OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: NOVEMBER

                      Date of reporting period: 05/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Japan                                                                      19.5%
--------------------------------------------------------------------------------
United Kingdom                                                             16.4
--------------------------------------------------------------------------------
France                                                                     14.7
--------------------------------------------------------------------------------
Germany                                                                     8.3
--------------------------------------------------------------------------------
Italy                                                                       5.8
--------------------------------------------------------------------------------
The Netherlands                                                             4.9
--------------------------------------------------------------------------------
Switzerland                                                                 3.7
--------------------------------------------------------------------------------
United States                                                               3.2
--------------------------------------------------------------------------------
Ireland                                                                     3.1
--------------------------------------------------------------------------------
Canada                                                                      2.7

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2006, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Credit Agricole SA                                                          2.7%
--------------------------------------------------------------------------------
Eni SpA                                                                     2.4
--------------------------------------------------------------------------------
Petroleum Geo-Services ASA                                                  2.3
--------------------------------------------------------------------------------
Haseko Corp.                                                                2.3
--------------------------------------------------------------------------------
Vivendi SA                                                                  2.2
--------------------------------------------------------------------------------
Nestle SA                                                                   2.2
--------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                 2.2
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                      2.1
--------------------------------------------------------------------------------
Japan Digital Laboratory Co. Ltd.                                           1.9
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                                           1.9

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2006, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


              9 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Europe                            68.1%
Asia                              23.6
United States/Canada               5.9
Middle East/Africa                 1.2
Latin America                      1.2

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2006, and are based on the total market value of investments.

--------------------------------------------------------------------------------


              10 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 11/25/95, and assumed responsibility for the Fund's portfolio stock selection on 1/1/05. The Fund's subadvisor prior to 1/1/05 was OpCap Advisors, which was the Fund's advisor prior to 11/22/95.

CLASS A shares of the Fund were first publicly offered on 7/2/90. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge, which is currently subject to a voluntary rate reduction as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.


              11 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


              12 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


              13 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                               BEGINNING         ENDING           EXPENSES
                               ACCOUNT           ACCOUNT          PAID DURING
                               VALUE             VALUE            6 MONTHS ENDED
                               (12/1/05)         (5/31/06)        MAY 31, 2006
--------------------------------------------------------------------------------
Class A Actual                 $1,000.00         $1,149.50        $ 6.93
--------------------------------------------------------------------------------
Class A Hypothetical            1,000.00          1,018.50          6.51
--------------------------------------------------------------------------------
Class B Actual                  1,000.00          1,144.10         11.93
--------------------------------------------------------------------------------
Class B Hypothetical            1,000.00          1,013.86         11.21
--------------------------------------------------------------------------------
Class C Actual                  1,000.00          1,144.30         11.66
--------------------------------------------------------------------------------
Class C Hypothetical            1,000.00          1,014.11         10.96
--------------------------------------------------------------------------------
Class N Actual                  1,000.00          1,147.70          9.08
--------------------------------------------------------------------------------
Class N Hypothetical            1,000.00          1,016.50          8.53

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended May 31, 2006 are as follows:

CLASS      EXPENSE RATIOS
-------------------------
Class A         1.29%
-------------------------
Class B         2.22
-------------------------
Class C         2.17
-------------------------
Class N         1.69

--------------------------------------------------------------------------------


              14 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--21.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.3%
Continental AG                                      82,857       $    9,056,512
--------------------------------------------------------------------------------
AUTOMOBILES--4.5%
Bayerische Motoren
Werke AG                                           293,534           15,113,014
--------------------------------------------------------------------------------
PSA Peugeot Citroen                                107,510            6,833,029
--------------------------------------------------------------------------------
Toyota Motor Corp.                                 178,320            9,560,553
                                                                 ---------------
                                                                     31,506,596

--------------------------------------------------------------------------------
DISTRIBUTORS--1.9%
Fujitsu Devices, Inc.                              256,000            3,787,617
--------------------------------------------------------------------------------
Medion AG                                          706,019            9,589,699
                                                                 ---------------
                                                                     13,377,316

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.8%
Compass Group plc                                2,861,770           12,657,252
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.1%
Barratt Developments
plc                                                 98,660            1,693,781
--------------------------------------------------------------------------------
Haseko Corp. 1                                   4,648,500           16,128,818
--------------------------------------------------------------------------------
Matsushita Electric
Industrial Co.                                      92,000            2,002,208
--------------------------------------------------------------------------------
Waterford
Wedgwood plc 1                                  29,730,014            1,790,506
                                                                 ---------------
                                                                     21,615,313

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
Agfa Gevaert NV                                    203,800            4,123,529
--------------------------------------------------------------------------------
Sega Sammy
Holdings, Inc.                                      54,566            2,186,568
                                                                 ---------------
                                                                      6,310,097

--------------------------------------------------------------------------------
MEDIA--3.6%
British Sky Broadcasting
Group plc                                          927,437            9,218,521
--------------------------------------------------------------------------------
Vivendi SA                                         429,870           15,417,813
                                                                 ---------------
                                                                     24,636,334

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.3%
Aoyama Trading Co.                                 229,338            7,351,744
--------------------------------------------------------------------------------
DSG International plc                            1,564,790            5,699,111

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Kingfisher plc                                   2,254,126       $    9,548,166
                                                                 ---------------
                                                                     22,599,021

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Aksa Akrilik Kimya
Sanayii AS 1                                       546,382            4,062,707
--------------------------------------------------------------------------------
CONSUMER STAPLES--9.3%
--------------------------------------------------------------------------------
BEVERAGES--1.1%
Heineken NV                                        192,500            7,693,587
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Tesco plc                                        1,777,790           10,655,702
--------------------------------------------------------------------------------
FOOD PRODUCTS--4.6%
CoolBrands
International, Inc. 1                            2,339,800            5,671,599
--------------------------------------------------------------------------------
Nestle SA                                           51,631           15,401,804
--------------------------------------------------------------------------------
RHM plc                                            212,360            1,061,363
--------------------------------------------------------------------------------
Unilever NV 1                                      434,859            9,840,607
                                                                 ---------------
                                                                     31,975,373

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
Coreana Cosmetics
Co. Ltd. 2                                       2,846,842            5,268,027
--------------------------------------------------------------------------------
Reckitt Benckiser plc                              162,479            5,970,812
                                                                 ---------------
                                                                     11,238,839

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Amore Pacific Corp.                                  9,720            3,288,992
--------------------------------------------------------------------------------
ENERGY--6.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.3%
Petroleum Geo-Services
ASA 1                                              257,300           16,209,993
--------------------------------------------------------------------------------
OIL & GAS--4.3%
Eni SpA                                            550,400           16,628,177
--------------------------------------------------------------------------------
Total SA 1                                         197,760           12,909,381
                                                                 ---------------
                                                                     29,537,558

--------------------------------------------------------------------------------
FINANCIALS--18.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.8%
Nomura Securities
Co. Ltd.                                           352,300            6,954,695
--------------------------------------------------------------------------------
Van der Moolen
Holding NV                                         711,808            5,174,312
                                                                 ---------------
                                                                     12,129,007


              15 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.1%
Anglo Irish Bank
Corp.                                              522,200       $    8,130,100
--------------------------------------------------------------------------------
Bank of Ireland                                    664,399           11,726,453
--------------------------------------------------------------------------------
Credit Agricole SA                                 502,990           18,749,333
--------------------------------------------------------------------------------
Danske Bank AS                                      92,100            3,512,972
--------------------------------------------------------------------------------
Royal Bank of Scotland
Group plc (The)                                    445,955           14,378,112
                                                                 ---------------
                                                                     56,496,970

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
Ichiyoshi Securities
Co. Ltd.                                           140,000            2,265,399
--------------------------------------------------------------------------------
Investor AB, B Shares                              375,650            6,574,395
                                                                 ---------------
                                                                      8,839,794

--------------------------------------------------------------------------------
INSURANCE--6.1%
Aegon NV                                           668,639           11,138,271
--------------------------------------------------------------------------------
Aksigorta AS                                       366,700            1,267,329
--------------------------------------------------------------------------------
Compagnia
Assicuratrice
Unipol SpA,
Preference                                       2,478,949            7,004,206
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                  445,354           12,834,459
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                              148,309           10,424,411
                                                                 ---------------
                                                                     42,668,676

--------------------------------------------------------------------------------
REAL ESTATE--1.5%
Emperor
Entertainment
Hotel Ltd.                                      13,438,000            3,618,254
--------------------------------------------------------------------------------
First Juken Co. Ltd.                               636,600            6,787,685
                                                                 ---------------
                                                                     10,405,939

--------------------------------------------------------------------------------
HEALTH CARE--7.2%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.0%
Grifols SA 1                                       256,400            1,790,595
--------------------------------------------------------------------------------
iSOFT Group plc 1                                2,583,760            4,240,068
--------------------------------------------------------------------------------
Mediceo Paltac
Holdings Co. Ltd.                                  393,440            7,539,790
                                                                 ---------------
                                                                     13,570,453

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.2%
China Pharmaceutical
Group Ltd. 1                                    12,398,000       $    1,358,370
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                239,837            6,638,217
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                  138,600           13,062,570
--------------------------------------------------------------------------------
Takeda Pharmaceutical
Co. Ltd.                                           180,100           11,717,673
--------------------------------------------------------------------------------
UCB SA                                              64,362            3,361,603
                                                                 ---------------
                                                                     36,138,433

--------------------------------------------------------------------------------
INDUSTRIALS--14.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
Qinetiq plc 1                                      843,400            2,689,252
--------------------------------------------------------------------------------
Safran SA                                          354,357            7,796,399
                                                                 ---------------
                                                                     10,485,651

--------------------------------------------------------------------------------
AIRLINES--2.4%
Deutsche Lufthansa
AG                                                 614,297           10,705,330
--------------------------------------------------------------------------------
easyJet plc 1                                      877,730            5,728,751
                                                                 ---------------
                                                                     16,434,081

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
Royal Group
Technologies Ltd. 1                                467,200            4,114,244
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.0%
Bacou-Dalloz SA                                     44,710            5,256,461
--------------------------------------------------------------------------------
Quebecor World, Inc.                               877,300            8,761,053
                                                                 ---------------
                                                                     14,017,514

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.8%
Continental
Engineering Corp. 1                              3,534,000            1,977,601
--------------------------------------------------------------------------------
Okumura Corp.                                    1,289,000            7,183,929
--------------------------------------------------------------------------------
Technical Olympic SA                             1,114,500            5,769,580
--------------------------------------------------------------------------------
Vinci SA                                           122,070           11,215,299
                                                                 ---------------
                                                                     26,146,409

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
RHJ International Ltd. 1                           265,384            5,866,061
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.5%
Alarko Holding AS                                  105,000            3,356,066


              16 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
MARINE--3.1%
Attica Holdings SA 1                             1,602,323       $    8,951,984
--------------------------------------------------------------------------------
Orient Overseas
International Ltd.                               3,430,000           12,799,415
                                                                 ---------------
                                                                     21,751,399

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.5%
Nokia Oyj                                          500,700           10,721,037
--------------------------------------------------------------------------------
SunCorp
Technologies Ltd.                               15,152,000            1,503,862
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson, B Shares                            1,626,800            5,199,098
                                                                 ---------------
                                                                     17,423,997

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.9%
Japan Digital Laboratory
Co. Ltd.                                           961,200           13,485,582
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
Epcos AG 1                                         414,187            6,140,625
--------------------------------------------------------------------------------
Nichicon Corp.                                     524,400            6,578,410
--------------------------------------------------------------------------------
Tohoku Pioneer Corp.                               294,800            5,228,086
                                                                 ---------------
                                                                     17,947,121

--------------------------------------------------------------------------------
IT SERVICES--0.4%
Computacenter plc                                  725,440            2,981,288
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.3%
Canon, Inc.                                        128,020            8,920,624
--------------------------------------------------------------------------------
MATERIALS--2.7%
--------------------------------------------------------------------------------
CHEMICALS--1.5%
Arkema 1                                            92,190            3,307,688
--------------------------------------------------------------------------------
GEA Group AG                                       152,566            2,652,897
--------------------------------------------------------------------------------
Wacker Chemie AG 1                                  35,996            4,197,381
                                                                 ---------------
                                                                     10,157,966

--------------------------------------------------------------------------------
METALS & MINING--0.8%
Arcelor                                            138,840            5,924,362
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
PaperlinX Ltd.                                   1,203,900            2,779,037
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.2%
Cable & Wireless plc 3                           6,376,867           12,313,202
--------------------------------------------------------------------------------
France Telecom SA                                  345,950            7,739,988

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Telecom Italia SpA                               1,494,800       $    3,813,617
--------------------------------------------------------------------------------
Telefonos de Mexico
SA de CV, Cl. L                                  4,996,500            4,924,700
                                                                 ---------------
                                                                     28,791,507

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.9%
KDDI Corp.                                           1,863           11,784,741
--------------------------------------------------------------------------------
Vodafone Group plc                               3,640,820            8,374,866
                                                                 ---------------
                                                                     20,159,607

--------------------------------------------------------------------------------
UTILITIES--0.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Okinawa Electric
Power Co. (The)                                     90,900            5,799,120
                                                                 ---------------
Total Common Stocks
(Cost $605,134,635)                                                 673,212,100

                                                     UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Arkema Rts.,
Exp. 6/26/06 1
(Cost $138,607)                                     49,440              175,485

                                                 PRINCIPAL
                                                    AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.2%
--------------------------------------------------------------------------------
Undivided interest of 1.95% in joint
repurchase agreement (Principal Amount/Value
$1,123,129,000, with a maturity value of
$1,123,282,806) with UBS Warburg LLC, 4.93%,
dated 5/31/06, to be repurchased at
$21,925,002 on 6/1/06, collateralized by
Federal National Mortgage Assn., 5%-5.50%,
3/1/34-5/1/36, with a value of $733,305,055
and Federal Home Loan Mortgage Corp., 5.50%,
5/1/35, with a value of $415,009,625
(Cost $21,922,000)                            $ 21,922,000           21,922,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $627,195,242)                                  100.1%         695,309,585
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                       (0.1)            (503,380)
                                              ----------------------------------
NET ASSETS                                           100.0%      $  694,806,205
                                              ==================================


              17 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                         SHARES          GROSS            GROSS            SHARES
                              NOVEMBER 30, 2005      ADDITIONS       REDUCTIONS      MAY 31, 2006
--------------------------------------------------------------------------------------------------
Coreana Cosmetics Co. Ltd.            1,196,984      1,679,085           29,227         2,846,842

                                                         VALUE         DIVIDEND          REALIZED
                                                    SEE NOTE 1           INCOME              LOSS
-------------------------------------------------------------------------------------------------
Coreana Cosmetics Co. Ltd.                          $5,268,027          $30,700           $16,325

3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                         VALUE         PERCENT
------------------------------------------------------------------
Japan                              $  135,263,242            19.5%
United Kingdom                        113,848,464            16.4
France                                102,463,446            14.7
Germany                                57,455,458             8.3
Italy                                  40,280,459             5.8
The Netherlands                        33,846,777             4.9
Switzerland                            25,826,215             3.7
United States                          21,922,000             3.2
Ireland                                21,647,059             3.1
Canada                                 18,546,896             2.7
Norway                                 16,209,993             2.3
Hong Kong                              15,661,647             2.2
Greece                                 14,721,564             2.1
Belgium                                13,351,193             1.9
Sweden                                 11,773,493             1.7
Finland                                10,721,037             1.5
Turkey                                  8,686,102             1.2
Korea, Republic of South                8,557,019             1.2
Luxembourg                              5,924,362             0.9
Mexico                                  4,924,700             0.7
Bermuda                                 3,618,254             0.5
Denmark                                 3,512,972             0.5
Australia                               2,779,037             0.4
Taiwan                                  1,977,601             0.3
Spain                                   1,790,595             0.3
                                   -------------------------------
Total                              $  695,309,585           100.0%
                                   ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              18 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

May 31, 2006
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $621,089,422)                                               $ 690,041,558
Affiliated companies (cost $6,105,820)                                                       5,268,027
                                                                                         -------------
                                                                                           695,309,585
------------------------------------------------------------------------------------------------------
Cash                                                                                           211,315
------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $1,830,649)                                                   1,860,904
------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                           13,631
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                       3,156,518
Shares of capital stock sold                                                                 1,513,959
Other                                                                                           55,741
                                                                                         -------------
Total assets                                                                               702,121,653

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                        3,270,998
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                        2,248,357
Shares of capital stock redeemed                                                             1,219,213
Distribution and service plan fees                                                             284,142
Shareholder communications                                                                      89,955
Transfer and shareholder servicing agent fees                                                   89,675
Directors' compensation                                                                         63,220
Other                                                                                           49,888
                                                                                         -------------
Total liabilities                                                                            7,315,448

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 694,806,205
                                                                                         =============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                     $     348,673
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 597,036,576
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            2,345,108
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions              30,086,827
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                           64,989,021
                                                                                         -------------
NET ASSETS                                                                               $ 694,806,205
                                                                                         =============


              19 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $550,789,759 and 27,210,379 shares of capital stock outstanding)                           $  20.24
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                   $  21.47
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $57,897,527 and 3,093,978 shares of capital stock outstanding)                             $  18.71
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $69,628,164 and 3,737,024 shares of capital stock outstanding)                             $  18.63
------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $16,490,755 and 825,902 shares of capital stock outstanding)                               $  19.97

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              20 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 2006
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $1,098,942)                  $   9,273,972
Affiliated companies (net of foreign withholding taxes of $6,066)                               30,700
-------------------------------------------------------------------------------------------------------
Interest                                                                                       439,680
                                                                                         --------------
Total investment income                                                                      9,744,352

-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
Management fees                                                                              1,863,776
-------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                        592,723
Class B                                                                                        289,699
Class C                                                                                        334,440
Class N                                                                                         37,082
-------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                        330,609
Class B                                                                                         71,203
Class C                                                                                         79,123
Class N                                                                                         20,100
-------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                         39,658
Class B                                                                                         23,290
Class C                                                                                         12,773
Class N                                                                                          2,062
-------------------------------------------------------------------------------------------------------
Administrative fees                                                                            715,158
-------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                    124,111
-------------------------------------------------------------------------------------------------------
Directors' compensation                                                                         12,009
-------------------------------------------------------------------------------------------------------
Administration service fees                                                                        750
-------------------------------------------------------------------------------------------------------
Other                                                                                           65,093
                                                                                         --------------
Total expenses                                                                               4,613,659

-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                        5,130,693

-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
  Unaffiliated companies                                                                    32,878,200
  Affiliated companies                                                                         (16,325)
Foreign currency transactions                                                               (1,211,820)
                                                                                         --------------
Net realized gain                                                                           31,650,055
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                  8,240,495
Translation of assets and liabilities denominated in foreign currencies                     34,990,389
                                                                                         --------------
Net change in unrealized appreciation                                                       43,230,884

-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $  80,011,632
                                                                                         ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              21 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS              YEAR
                                                                                   ENDED             ENDED
                                                                            MAY 31, 2006      NOVEMBER 30,
                                                                             (UNAUDITED)              2005
-----------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------
Net investment income                                                    $     5,130,693   $     2,894,870
-----------------------------------------------------------------------------------------------------------
Net realized gain                                                             31,650,055        87,191,516
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                         43,230,884       (42,478,775)
                                                                         ----------------------------------
Net increase in net assets resulting from operations                          80,011,632        47,607,611

-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                       (7,339,991)         (479,836)
Class B                                                                         (581,029)               --
Class C                                                                         (745,034)               --
Class N                                                                         (198,867)               --
-----------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                      (49,610,341)               --
Class B                                                                       (7,122,358)               --
Class C                                                                       (7,849,925)               --
Class N                                                                       (1,527,098)               --

-----------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital stock transactions:
Class A                                                                      140,636,052        58,433,526
Class B                                                                        2,368,871         2,732,975
Class C                                                                       10,006,012        14,713,563
Class N                                                                        4,048,127         5,412,301

-----------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total increase                                                               162,096,051       128,420,140
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                          532,710,154       404,290,014
                                                                         ----------------------------------
End of period (including accumulated net investment income
of $2,345,108 and $6,079,336, respectively)                              $   694,806,205   $   532,710,154
                                                                         ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              22 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                YEAR
                                                    ENDED                                                               ENDED
                                             MAY 31, 2006                                                            NOV. 30,
CLASS A                                       (UNAUDITED)        2005       2004           2003           2002           2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  20.30    $  18.28     $  15.62     $  12.58       $  14.76       $  17.93
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .19 1       .16 1        .08 1        .06            .02            .02
Net realized and unrealized gain (loss)              2.59        1.89         2.58         2.98          (2.20)         (1.62)
                                                 -------------------------------------------------------------------------------
Total from investment operations                     2.78        2.05         2.66         3.04          (2.18)         (1.60)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.37)       (.03)          --           --             --             --
Distributions from net realized gain                (2.47)         --           --           --             --          (1.57)
                                                 -------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                       (2.84)       (.03)          --           --             --          (1.57)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  20.24    $  20.30     $  18.28     $  15.62       $  12.58       $  14.76
                                                 ===============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  14.95%      11.22%       17.03%       24.17%        (14.77)%       (10.04)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $550,790    $405,361     $310,363     $245,349       $191,096       $238,882
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $483,616    $361,750     $274,682     $203,459       $216,977       $269,338
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                1.88%       0.81%        0.48%        0.51%          0.09%          0.12%
Total expenses                                       1.29%       1.38% 4      1.54% 4      1.59% 4,5      1.66% 4,5      1.71% 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%        140%          87%         150%            75%            71%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              23 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                YEAR
                                                    ENDED                                                               ENDED
                                             MAY 31, 2006                                                            NOV. 30,
CLASS B                                       (UNAUDITED)        2005       2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  18.89    $  17.14     $  14.78     $  12.00       $  14.18       $  17.38
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .07 1      (.01) 1      (.06) 1      (.15)          (.11)          (.08)
Net realized and unrealized gain (loss)              2.42        1.76         2.42         2.93          (2.07)         (1.55)
                                                 ------------------------------------------------------------------------------
Total from investment operations                     2.49        1.75         2.36         2.78          (2.18)         (1.63)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.20)         --           --           --             --             --
Distributions from net realized gain                (2.47)         --           --           --             --          (1.57)
                                                 ------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                       (2.67)         --           --           --             --          (1.57)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  18.71    $  18.89     $  17.14     $  14.78       $  12.00       $  14.18
                                                 ==============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  14.41%      10.21%       15.97%       23.17%        (15.37)%       (10.57)%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 57,897    $ 55,489     $ 47,739     $ 52,459       $ 65,144       $ 93,590
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 58,176    $ 52,591     $ 48,168     $ 55,378       $ 79,996       $105,464
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                         0.73%      (0.07)%      (0.41)%      (0.31)%        (0.63)%        (0.48)%
Total expenses                                       2.22%       2.28%        2.43%        2.47%          2.36%          2.31%
Expenses after payments and waivers
and reduction to custodian expenses                  2.22%       2.28%        2.43%        2.44%          2.36%          2.31%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%        140%          87%         150%            75%            71%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              24 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                               SIX MONTHS                                                                YEAR
                                                    ENDED                                                               ENDED
                                             MAY 31, 2006                                                            NOV. 30,
CLASS C                                       (UNAUDITED)        2005         2004         2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  18.85    $  17.09     $  14.73     $  11.96       $  14.14       $  17.33
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .08 1      (.01) 1      (.06) 1      (.05)          (.12)          (.07)
Net realized and unrealized gain (loss)              2.40        1.77         2.42         2.82          (2.06)         (1.55)
                                                 ------------------------------------------------------------------------------
Total from investment operations                     2.48        1.76         2.36         2.77          (2.18)         (1.62)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.23)         --           --           --             --             --
Distributions from net realized gain                (2.47)         --           --           --             --          (1.57)
                                                 ------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                       (2.70)         --           --           --             --          (1.57)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  18.63    $  18.85     $  17.09     $  14.73       $  11.96       $  14.14
                                                 ==============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  14.43%      10.30%       16.02%       23.16%        (15.42)%       (10.54)%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 69,628    $ 59,564     $ 40,169     $ 31,076       $ 26,361       $ 39,429
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 67,148    $ 50,568     $ 35,555     $ 26,952       $ 33,801       $ 42,552
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                         0.85%      (0.05)%      (0.36)%      (0.33)%        (0.63)%        (0.48)%
Total expenses                                       2.17%       2.24%        2.39%        2.46%          2.37%          2.31%
Expenses after payments and waivers
and reduction to custodian expenses                  2.17%       2.24%        2.39%        2.43%          2.37%          2.31%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%        140%          87%         150%            75%            71%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              25 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                YEAR
                                                    ENDED                                                               ENDED
                                             MAY 31, 2006                                                            NOV. 30,
CLASS N                                       (UNAUDITED)        2005       2004           2003           2002         2001 1
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  20.05    $  18.10     $  15.52     $  12.54       $  14.76       $  16.58
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .14 2       .08 2        .03 2        .01           (.01)            -- 3
Net realized and unrealized gain (loss)              2.57        1.87         2.55         2.97          (2.21)         (1.82)
                                                 ------------------------------------------------------------------------------
Total from investment operations                     2.71        1.95         2.58         2.98          (2.22)         (1.82)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.32)         --           --           --             --             --
Distributions from net realized gain                (2.47)         --           --           --             --             --
                                                 ------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                       (2.79)         --           --           --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  19.97    $  20.05     $  18.10     $  15.52       $  12.54       $  14.76
                                                 ==============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                  14.77%      10.77%       16.62%       23.76%        (15.04)%       (10.98)%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 16,491    $ 12,296     $  6,020     $  2,329       $  1,137       $    522
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 14,912    $  9,166     $  4,210     $  1,637       $  1,058       $    275
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                         1.44%       0.43%        0.19%        0.17%         (0.02)%        (0.05)%
Total expenses                                       1.69%       1.74%        1.91%        2.04%          1.90%          1.81%
Expenses after payments and waivers
and reduction to custodian expenses                  1.69%       1.74%        1.91%        1.92%          1.90%          1.81%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%        140%          87%         150%            75%            71%

1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              26 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest International Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


              27 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by


              28 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of May 31, 2006, the Fund had no estimated unused capital loss carryforward available for federal income tax purposes. During the year ended November 30, 2005, the Fund utilized $10,412,287 of capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended May 31, 2006, the Fund's projected benefit obligations were increased by $9,047 and payments of $2,478 were made to retired directors, resulting in an accumulated liability of $58,673 as of May 31, 2006.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


              29 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At May 31, 2006, the Fund had $846 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 100 million shares of $0.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:


              30 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                            SIX MONTHS ENDED MAY 31, 2006         YEAR ENDED NOVEMBER 30, 2005
                                  SHARES           AMOUNT              SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                          11,182,643    $ 222,135,201           7,063,323    $ 137,914,789
Dividends and/or
distributions reinvested       2,823,286       52,428,412              24,158          446,673
Redeemed                      (6,763,902)    (133,927,561) 1       (4,097,368)     (79,927,936) 2
                              -------------------------------------------------------------------
Net increase                   7,242,027    $ 140,636,052           2,990,113    $  58,433,526
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS B
Sold                             375,878    $   6,921,663           1,083,260    $  19,723,990
Dividends and/or
distributions reinvested         414,144        7,139,849                  --               --
Redeemed                        (633,398)     (11,692,641) 1         (931,743)     (16,991,015) 2
                              -------------------------------------------------------------------
Net increase                     156,624    $   2,368,871             151,517    $   2,732,975
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS C
Sold                             616,419    $  11,242,423           1,352,336    $  24,612,147
Dividends and/or
distributions reinvested         424,672        7,287,375                  --               --
Redeemed                        (464,382)      (8,523,786) 1         (542,332)      (9,898,584) 2
                              -------------------------------------------------------------------
Net increase                     576,709    $  10,006,012             810,004    $  14,713,563
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS N
Sold                             226,798    $   4,455,070             361,434    $   6,989,704
Dividends and/or
distributions reinvested          89,558        1,643,396                  --               --
Redeemed                        (103,616)      (2,050,339) 1          (80,921)      (1,577,403) 2
                              -------------------------------------------------------------------
Net increase                     212,740    $   4,048,127             280,513    $   5,412,301
                              ===================================================================

1. Net of redemption fees of $4,962, $597, $689 and $153 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $9,506, $1,382, $1,329 and $241 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2006, were as follows:

                                              PURCHASES            SALES
                 -------------------------------------------------------
                 Investment securities    $ 201,617,171    $ 125,392,790

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

                     FEE SCHEDULE
                     ------------------------------------------
                     Up to $1 billion of net assets       0.60%
                     Over $1 billion of net assets        0.55


              31 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

ADMINISTRATION FEES. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.25% of the first $500 million of average annual net assets of the Fund and 0.15% of average annual net assets in excess of $500 million. During the six months ended May 31, 2006, the Fund paid $715,158 to the Manager for administration services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2006, the Fund paid $509,572 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at May 31, 2006 for Class B, Class C and Class N shares were $385,393, $1,414,615 and $200,650, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


              32 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A        CLASS B        CLASS C        CLASS N
                          CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                        FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
SIX MONTHS            RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
ENDED                 DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
---------------------------------------------------------------------------------------------
May 31, 2006            $ 116,768        $ 2,721       $ 62,588        $ 5,381        $ 2,082


--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


              33 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

As of May 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                               CONTRACT         VALUATION
                                 EXPIRATION      AMOUNT             AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                  DATES      (000S)      MAY 31, 2006   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
British Pound Sterling (GBP)         6/1/06       1,107GBP   $  2,069,519   $     13,631   $         --
                                                                            ---------------------------
CONTRACTS TO SELL
Euro (EUR)                          9/27/06      41,400EUR     53,463,219             --      2,401,790
Japanese Yen (JPY)                  9/27/06   2,385,000JPY     21,553,057             --        869,208
                                                                            ---------------------------
                                                                                      --      3,270,998
                                                                            ---------------------------
Total unrealized appreciation
and depreciation                                                            $     13,631   $  3,270,998
                                                                            ===========================

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


              34 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


              35 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


              36 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Dominic Freud and the Manager's global investment team and analysts. Mr. Freud has had over 25 years of experience managing global/international investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other international multi-cap core funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, five-year and ten-year performance were better than its peer group average. However its three-year performance was below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international multi-cap core, international large-cap core, and international multi-cap value funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were all lower than its peer group median and average.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those


              37 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

economies of scale benefit the Fund shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund's breakpoints are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Directors. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


              38 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund, Inc.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 07/13/2006